Performance Management - Energy Resilience Portfolio	Oct. 31, 2024
Energy Resilience Portfolio - Advisor shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.
Effective November 4, 2025, the Portfolio underwent a change to its principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. Accordingly, the performance of the Portfolio shown prior to November 4, 2025 reflects the Portfolio’s prior principal investment strategy; the Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy had been in place.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Heading]	Energy Resilience Portfolio
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).

Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes – Advisor Shares	11.69%	8.90%	10.94%
Return After Taxes on Distributions	8.55%	6.92%	9.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.27%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Morningstar Large Blend Average[2]	14.28%	9.20%	10.01%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisors Shares has varied from year to year. The table shows how average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.
Effective November 4, 2025, the Portfolio underwent a change to its principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large cap companies that meet the Portfolio’s thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions.
As of the date of this Prospectus, the Portfolio had not yet offered Institutional Shares to investors. Accordingly, the performance of the Portfolio shown prior to November 4, 2025 reflects the Advisor Shares’ prior principal investment strategy. The Portfolio’s performance would have differed if the Portfolio’s current principal investment strategy had been in place. Institutional Shares and Advisor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio of securities and differ only to the extent that they have different expenses.
The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisors Shares has varied from year to year. The table shows how average annual total returns for one year, five years and since inception of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
Bar Chart [Heading]	Energy Resilience Portfolio
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).

Performance Table Narrative
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]

	Past 1 Year	Past 5 Years	Since Inception (December 22, 2015)
Return Before Taxes – Institutional Shares	11.69%	8.90%	10.94%
Return After Taxes on Distributions	8.55%	6.92%	9.59%
Return After Taxes on Distributions and Sale of Fund Shares[1]	9.27%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	14.28%
Morningstar Large Blend Average[2]	14.28%	9.20%	10.01%

1
In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

2
The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Availability Website Address [Text]	www.glenmedeim.com
Performance Availability Phone [Text]	1-800-442-8299
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020